Short-Term Debts (Details) - Schedule of short-term debts ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Short Term Debts Abstract
Short-term bank and other borrowings	[1]	¥ 5,000	$ 725	¥ 5,900
Convertible loan	[2]	15	2	27,859
Total		¥ 5,015	$ 727	¥ 33,759

[1]	The short-term borrowing as of December 31, 2022 consisted of a RMB5,000 borrowing that had a fixed annual interest rate of 3.6% and due on October 12, 2023. The short-term borrowing as of December 31, 2021 consisted of a RMB5,900 borrowing with fixed annual interest rates of 4.35%, which was fully repaid in fiscal 2022. The Group pledged certain properties with carrying value of RMB10,214 (US$1,481) and Dr. Yu guaranteed the loan. Interest expense recognized for short-term borrowings for the years ended December 31, 2020, 2021 and 2022 were RMB728, RMB238 and RMB236 (US$34), respectively.
[2]	On July 30, 2020, the Group issued convertible loans with an aggregate principal amount of RMB1,689 to EMA Financial, LLC. (“EMC”). The convertible loans were originally due in nine months and bear interest of 10% per annum if the conversion feature is not triggered. The convertible loans are ultimately guaranteed by the Founder’s personal assets. The Group has elected to recognize the convertible loans at fair value and therefore there was no further evaluation of embedded features for bifurcation. The loan was fully converted into 54,642 shares on February 17, 2021. The fair value of convertible loan immediately prior to conversion was assessed at RMB2,283.